INVESTMENTS IN AFFILIATES	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
INVESTMENTS IN AFFILIATES

7. INVESTMENTS IN AFFILIATES

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Kyocera’s investments in affiliates	¥5,708	¥3,783
Kyocera’s trade receivables from affiliates	89	143

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(746)	¥(1,210)	¥(1,500)
Kyocera’s sales to affiliates	252	716	325

Kyocera Corporation’s investment in Kagoshima Mega Solar Power Corporation, which was ¥2,034 million at March 31, 2018 accounted for by the equity method, is pledged as collateral for loans of ¥16,820 million from financial institutions of Kagoshima Mega Solar Power Corporation.